Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 19, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2012
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUDIX
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUDEX

Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund
HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Investment Objective
The Huber Capital Diversified Large Cap Value Fund (the "Fund") seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Diversified Large Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Diversified Large Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Shareholder Servicing Plan Fee		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	0.97%	0.72%
Total Annual Fund Operating Expenses		1.97%	1.47%
Less: Fee Waiver and Expense Reimbursement	[3]	(0.72%)	(0.72%)
Net Annual Fund Operating Expenses		1.25%	0.75%
[1]	The Fund's "Distribution and Service (Rule 12b-1) Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2014, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huber Capital Diversified Large Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class	127	549
Institutional Class	77	394

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies ("large cap companies"). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the
Russell 1000® Value Index was between $1.4 billion and $368 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Fund may also make investments in securities of non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20%
of its net assets in American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or directly in foreign securities including in emerging markets. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings ("IPOs") but not in an amount that exceeds
50% of the Fund's total assets. Additionally, the Fund may invest in Rule 144A and other restricted securities but not in an amount that exceeds 15% of the
Fund's total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions. As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price. Proceeds from sales are reinvested in companies that the Adviser believes are more attractively valued.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities.
   Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S.
   securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the
   Fund's performance probably will decline, which could reduce the Fund's performance.

·  Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the
   Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

·  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

·  Sector Emphasis Risk. Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund's portfolio.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund toll-free at
888-HUBERCM (888-482-3726).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HUBER CAPITAL DIVERSIFIED LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Huber Capital Diversified Large Cap Value Fund (the "Fund") seeks to achieve current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large capitalization U.S. companies ("large cap companies"). The Fund looks for companies whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value Index, although the portfolio will generally consist of stocks with a market capitalization of $5 billion or above at time of initial purchase. The market capitalization range of the Index changes constantly, but as of its most recent reconstitution date, June 22, 2012, the market capitalization range for the
Russell 1000® Value Index was between $1.4 billion and $368 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market. Payout yield refers to dividend yield (the yield from dividends paid) plus buyback yield (the yield associated with a company buying back its own shares to reduce the number of shares on the market, thereby increasing the earnings per share for the remaining shares).

The Fund may also make investments in securities of non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20%
of its net assets in American Depositary Receipts ("ADRs"), dollar-denominated foreign securities, or directly in foreign securities including in emerging markets. Should appropriate investment opportunities be available, the Fund may invest in initial public offerings ("IPOs") but not in an amount that exceeds
50% of the Fund's total assets. Additionally, the Fund may invest in Rule 144A and other restricted securities but not in an amount that exceeds 15% of the
Fund's total assets. From time to time, the Fund may be invested in securities of companies in the same economic sector.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser makes sell decisions based on valuation, risk and portfolio guidelines or restrictions. As individual stocks approach their intrinsic value and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Sales are initiated as position exposures approach diversification guidelines when stocks reach their established target price. Proceeds from sales are reinvested in companies that
		the Adviser believes are more attractively valued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Fund. The following additional risks could affect the value of your investment:

·  Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

·  Equity Risk. The risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

·  Foreign Securities and Emerging Markets Risk. The Fund may invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities.
   Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S.
   securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

·  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of
   IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in
   IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the
   Fund's performance probably will decline, which could reduce the Fund's performance.

·  Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the
   Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

·  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

·  Sector Emphasis Risk. Sector emphasis risk is the risk that the securities of companies in the same or related businesses, if comprising a significant portion of the Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund's portfolio.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become
		impaired, making it more difficult for the Fund to sell these securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund toll-free at
		888-HUBERCM (888-482-3726).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888-482-3726)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.97%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Huber Capital Diversified Large Cap Value Fund (Prospectus Summary) | Huber Capital Diversified Large Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 0.75% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2014, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The Fund's "Distribution and Service (Rule 12b-1) Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2014, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").